Nature and Continuance of Operations	12 Months Ended
Dec. 31, 2021
Nature and Continuance of Operations
Nature and Continuance of Operations
1.	NATURE AND CONTINUANCE OF OPERATIONS

Northern Dynasty Minerals Ltd. (the "Company") is incorporated under the laws of the Province of British Columbia, Canada, and its principal business activity is the exploration of mineral properties. The Company is listed on the Toronto Stock Exchange ("TSX") under the symbol "NDM" and on the NYSE American Exchange ("NYSE American") under the symbol "NAK". The Company’s corporate office is located at 1040 West Georgia Street, 14th floor, Vancouver, British Columbia.

The consolidated financial statements ("Financial Statements") of the Company as at and for the year ended December 31, 2021, include financial information for the Company and its subsidiaries (together referred to as the "Group" and individually as "Group entities"). The Company is the ultimate parent. The Group’s core mineral property interest is the Pebble Copper-Gold-Molybdenum-Silver-Rhenium Project (the "Pebble Project") located in Alaska, United States of America ("USA" or "US"). All US dollar amounts when presented are denoted "US$" and expressed in thousands, unless otherwise stated.

The Group is in the process of exploring and developing the Pebble Project and has not yet determined whether the Pebble Project contains mineral reserves that are economically recoverable. The Group’s continuing operations and the underlying value and recoverability of the amounts shown for the Group’s mineral property interests is entirely dependent upon the existence of economically recoverable mineral reserves; the ability of the Group to obtain financing to complete the exploration and development of the Pebble Project; the Group obtaining the necessary permits to mine; and future profitable production or proceeds from the disposition of the Pebble Project.

During the year ended December 31, 2021, the Group raised net cash proceeds of $824 from common share issuances (note 6(b)), and received $11,950 from the exercise of share purchase options and warrants (notes 6(c) – (d)).

As of December 31, 2021, the Group had $22,291 (2020 – $42,460) in cash and cash equivalents for its operating requirements and working capital of $21,734 (2020 – $36,526). These Financial Statements have been prepared on the basis of a going concern, which assumes that the Group will be able to raise sufficient funds to continue its exploration and development activities and satisfy its obligations as they come due. During the years ended December 31, 2021 and 2020, the Group incurred a net loss of $31,542 and $63,872, respectively, and had a deficit of $651,520 as of December 31, 2021. The Group has prioritized the allocation of its financial resources to meet key corporate and Pebble Project expenditure requirements in the near term, including the funding of the appeal of the Record of Decision (the "ROD") (discussed below) and class action litigation (note 16(a)). Additional financing will be needed to progress any material expenditures at the Pebble Project and for working capital. Additional financing may include any of or a combination of debt, equity and/or contributions from possible new Pebble Project participants. The Group has an At-the-Market Offering Agreement ("ATM Agreement") in place, whereby the Group, at its sole discretion, can sell through the agent, up to US$14.5 million in common shares during the term of the ATM Agreement. During the year ended December 31, 2021, the Group sold common shares for gross proceeds of US$688 ($872) under the ATM Agreement (note 6(b)). There can be no assurances that the Group will be successful in obtaining additional financing when required. If the Group is unable to raise the necessary capital resources and generate sufficient cash flows to meet obligations as they come due, the Group may, at some point, consider reducing or curtailing its operations. As such, there is material uncertainty that raises substantial doubt about the Group’s ability to continue as a going concern.

These Financial Statements do not reflect adjustments to the carrying values and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern, and such adjustments could be material.

The Group, through the Pebble Limited Partnership ("Pebble Partnership"), initiated federal and state permitting for the Pebble Project under the National Environmental Protection Act ("NEPA") by filing documentation for a Clean Water Act ("CWA") 404 permit with the US Army Corps of Engineers ("USACE") in December 2017. The USACE published a draft Environmental Impact Statement ("EIS") in February 2019 and completed a 120-day public comment period thereon on July 2, 2019. In late July 2019, the US Environmental Protection Agency ("EPA") withdrew the determination initiated under Section 404(c) of the CWA in 2014 for the waters of Bristol Bay ("Proposed Determination"), which attempted to pre-emptively veto the Pebble Project before it received an objective, scientific regulatory review under NEPA. On July 24, 2020, the USACE published the final EIS. On November 25, 2020, the USACE issued a ROD rejecting the Pebble Partnership’s permit application, finding concerns with the proposed compensatory mitigation plan and determining the project would be contrary to the public interest. The ROD rejected the compensatory mitigation plan as "noncompliant" and determined the project would cause "significant degradation" and was contrary to the public interest. Based on this finding, the USACE rejected Pebble Partnership’s permit application under the CWA. On January 19, 2021, the Pebble Partnership submitted its request for appeal of the ROD with the USACE (the "RFA"). On February 24, 2021, the USACE notified the Pebble Partnership that the RFA is "complete and meets the criteria for appeal" and assigned a review officer ("RO") to oversee the administrative appeal process at that time and has since assigned a new RO. While federal regulations suggest the appeal should conclude within 90 days, and no case extend beyond one year, the USACE also indicated that due to the complexity of issues and volume of materials associated with the Pebble Project case, the review will take additional time. On June 1, 2021, the Group announced that the USACE had completed the ‘administrative record’ which will serve as a basis for its official review of the ROD. On October 29, 2021, the court granted the EPA’s motion for remand, and vacated the EPA’s 2019 withdrawal of the Proposed Determination decision, thus reinstating the Proposed Determination. The court declined to impose a schedule on the EPA’s proceedings on remand. The EPA subsequently extended the deadline to either withdraw the Proposed Determination or to prepare a Recommended Determination regarding the Pebble Project until May 31, 2022. The Group will continue to monitor these developments closely to determine the possible impacts to the project and permitting process, as it remains the Group’s position that the withdrawal of the preemptive veto by the EPA was sound and appropriate.